Goodwill and Other Intangible Assets - Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Goodwill And Intangible Assets [Line Items]
Useful Lives	2 years 9 months 18 days
Goodwill	$ 272,592	$ 272,428	$ 272,278
Tradenames	79,000	79,000
Total goodwill and intangibles	362,292	362,128
Accumulated Amortization	(7,064)	(5,665)
Indefinite-Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Total goodwill and intangibles	351,592	351,428
Trademarks [Member]
Goodwill And Intangible Assets [Line Items]
Useful Lives	7 years
Gross Carrying Amount	8,500	8,500
Accumulated Amortization	(5,681)	(4,471)
Customer Relationships [Member]
Goodwill And Intangible Assets [Line Items]
Useful Lives	9 years
Gross Carrying Amount	1,700	1,700
Accumulated Amortization	(883)	(694)
Non-Compete Agreements [Member]
Goodwill And Intangible Assets [Line Items]
Useful Lives	2 years
Gross Carrying Amount	500	500
Accumulated Amortization	(500)	(500)
Finite Lived Intangible Assets Subject to Amortization [Member]
Goodwill And Intangible Assets [Line Items]
Gross Carrying Amount	10,700	10,700
Accumulated Amortization	$ (7,064)	$ (5,665)